Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Operating loss carryforwards expiration description			Of the Company’s NOLs, $142 million of federal losses will begin to expire in the years 2031 through 2040 and $137 million of losses can be carried forward indefinitely. State NOL’s have varying expiration periods, beginning from 2027 to 2038.
Effective tax rate	0.00%	0.00%
Statutory federal tax rate	21.00%
Insu acquisition corp. II [Member]
Income Taxes (Details) [Line Items]
Effective tax rate			0.00%	0.00%
Statutory federal tax rate			21.00%	21.00%
Net operating loss carryforwards			$ 78,674	$ 78,674
Federal [Member]
Income Taxes (Details) [Line Items]
Federal net operating loss carryforwards			279,000	236,000
Research and development tax credit carryforwards			4,000,000	3,000,000
State [Member]
Income Taxes (Details) [Line Items]
State net operating loss carryforwards			258,000	217,000
Research and development tax credit carryforwards			$ 3,000,000	$ 2,000,000